PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	¥ 37,201,495		¥ 22,555,166
Less: Accumulated depreciation	(6,462,379)		(5,232,342)
Subtotal	30,739,116		17,322,824
Construction in progress	1,550,972		2,647,070
Property, plant and equipment, net	32,290,088		19,969,894		$ 4,681,623
Depreciation of property, plant and equipment	2,585,000	$ 374,792	1,603,786	¥ 1,160,851
Receivables related to disposal of certain equipment	1,118,000		390,000	610,000
Gain (loss) on disposition of property plant equipment	(248,500)	$ (36,029)	(350,336)	(428,115)
Property, plant and equipment impairment	374,000		150,000	¥ 20,000
Property, plant and equipment pledged as collateral for borrowings	5,210,000		4,115,000
Bank acceptance notes
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment pledged as collateral for issuance of bank acceptance notes	0		105,000
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	12,655,905		6,875,072
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	22,435,247		14,199,961
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	114,936		71,837
Furniture, fixture and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	¥ 1,995,407		¥ 1,408,296